Other liabilities - Changes in the provision for legal claims (Details) - Legal proceedings provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 5,183	$ 6,478
Accrual of the year	10,789	1,488
Use of the provision	(2,294)	(1,962)
Translation differences and inflation adjustment	(1,832)	(821)
Balances at the end of year	$ 11,846	$ 5,183